Note 2 - Summary of Significant Accounting Policies: C) Use of Estimates and Assumptions (Policies)	12 Months Ended
Dec. 31, 2012
Policies
C) Use of Estimates and Assumptions

c) Use of Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts or revenues and expenses during the reporting period. Actual results could differ from those estimates.